Available-for-sale Financial Assets-noncurrent	12 Months Ended
Dec. 31, 2018
Disclosure of available-for-sale financial assets [Abstract]
Disclosure of available-for-sale financial assets [text block]
10.	Available-for-sale Financial Assets － noncurrent

December 31, 2017
(in thousands)
Equity securities	$4,348,134

The Company sold part of its investments in available-for-sale securities during 2016. The selling price and realized gains on disposal amounted to $9,917 thousand and $2,877 thousand, respectively.

The Company determined part of its available-for-sale financial assets was impaired, and there is a remote chance of future recovery. As a result, the Company recognized an impairment loss of $686 thousand and $30,000 thousand for the years ended December 31, 2016 and 2017, respectively.

Some of the available-for-sale securities held by the Company were publicly traded equity shares. If the share price of these securities appreciates or depreciates by
10% at the reporting date, other comprehensive income would increase or decrease by $
283,670
thousand and $
417,032
thousand for the years ended December 31, 2016 and 2017, respectively.

The abovementioned investments held by the Company were presented under financial assets at FVTPL or financial assets at FVTOCI (refer to note 9) as of December 31, 2018.